FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings Inc.	6,000	$398,100
EchoStar Corp., Class A Shares	21,000	511,140	*
Ooma Inc.	18,600	278,814	*

Total Diversified Telecommunication Services		1,188,054

Entertainment - 0.1%
Marcus Corp.	12,600	223,020	*

Interactive Media & Services - 1.7%
Angi Inc.	29,300	166,131	*
Cargurus Inc.	18,000	764,280	*
Cars.com Inc.	40,000	577,200	*
EverQuote Inc., Class A Shares	4,600	74,428	*
TrueCar Inc.	110,000	434,500	*
Yelp Inc.	26,000	886,860	*

Total Interactive Media & Services		2,903,399

Media - 0.5%
Gannett Co. Inc.	80,000	360,800	*
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Perion Network Ltd.	25,000	562,250	*

Total Media		923,050

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	12,000	282,960
Telephone & Data Systems Inc.	11,800	222,784
United States Cellular Corp.	8,000	241,840	*

Total Wireless Telecommunication Services		747,584

TOTAL COMMUNICATION SERVICES		5,985,107

CONSUMER DISCRETIONARY - 9.7%
Auto Components - 1.0%
Gentherm Inc.	5,900	430,936	*
Goodyear Tire & Rubber Co.	11,337	162,006	*
Patrick Industries Inc.	6,000	361,800
Standard Motor Products Inc.	9,300	401,202
XPEL Inc.	7,500	394,575	*

Total Auto Components		1,750,519

Automobiles - 0.2%
Winnebago Industries Inc.	6,100	329,583

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	1

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Diversified Consumer Services - 0.4%
Perdoceo Education Corp.	28,000	$321,440	*
Vivint Smart Home Inc.	70,000	473,200	*

Total Diversified Consumer Services		794,640

Hotels, Restaurants & Leisure - 2.0%
Bloomin’ Brands Inc.	39,000	855,660
Brinker International Inc.	10,700	408,312	*
Cracker Barrel Old Country Store Inc.	1,200	142,476
Dave & Buster’s Entertainment Inc.	15,000	736,500	*
Fiesta Restaurant Group Inc.	15,900	118,852	*
Jack in the Box Inc.	5,800	541,778
Penn National Gaming Inc.	6,000	254,520	*
Red Robin Gourmet Burgers Inc.	5,600	94,416	*
Ruth’s Hospitality Group Inc.	15,000	343,200

Total Hotels, Restaurants & Leisure		3,495,714

Household Durables - 2.2%
Beazer Homes USA Inc.	66,000	1,004,520	*
Ethan Allen Interiors Inc.	19,000	495,330
GoPro Inc., Class A Shares	42,000	358,260	*
M/I Homes Inc.	10,400	461,240	*
MDC Holdings Inc.	7,000	264,880
Meritage Homes Corp.	9,000	713,070	*
Tri Pointe Homes Inc.	28,100	564,248	*

Total Household Durables		3,861,548

Leisure Products - 0.3%
Smith & Wesson Brands Inc.	33,000	499,290

Multiline Retail - 0.2%
Macy’s Inc.	20,000	487,200

Specialty Retail - 2.9%
Academy Sports & Outdoors Inc.	19,000	748,600
Big 5 Sporting Goods Corp.	42,000	720,300
Dick’s Sporting Goods Inc.	6,000	600,120
Genesco Inc.	6,200	394,382	*
Hibbett Inc.	10,000	443,400
Kirkland’s Inc.	12,500	116,125	*
MarineMax Inc.	14,500	583,770	*
Signet Jewelers Ltd.	13,000	945,100
TravelCenters of America Inc.	12,800	549,888	*

Total Specialty Retail		5,101,685

See Notes to Schedule of Investments.

2	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.5%
Lakeland Industries Inc.	17,000	$326,230	*
Movado Group Inc.	14,000	546,700

Total Textiles, Apparel & Luxury Goods		872,930

TOTAL CONSUMER DISCRETIONARY		17,193,109

CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Coca-Cola Consolidated Inc.	1,800	894,330

Food & Staples Retailing - 1.4%
SpartanNash Co.	43,200	1,425,168
United Natural Foods Inc.	28,000	1,157,800	*

Total Food & Staples Retailing		2,582,968

Food Products - 1.4%
Darling Ingredients Inc.	17,000	1,366,460	*
John B Sanfilippo & Son Inc.	6,000	500,640
Sanderson Farms Inc.	3,000	562,470

Total Food Products		2,429,570

Personal Products - 0.8%
Medifast Inc.	4,300	734,354
Nature’s Sunshine Products Inc.	17,200	289,304	*
USANA Health Sciences Inc.	4,900	389,305	*

Total Personal Products		1,412,963

Tobacco - 0.7%
Turning Point Brands Inc.	11,000	374,110
Vector Group Ltd.	66,000	794,640

Total Tobacco		1,168,750

TOTAL CONSUMER STAPLES		8,488,581

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Berry Corp.	71,800	740,976
Diamondback Energy Inc.	7,500	1,028,100
Golar LNG Ltd.	29,000	718,620	*
Laredo Petroleum Inc.	12,500	989,250	*
Murphy Oil Corp.	30,000	1,211,700
Oasis Petroleum Inc.	5,500	804,650
Ovintiv Inc.	32,000	1,730,240
Ranger Oil Corp., Class A Shares	30,000	1,035,900	*
REX American Resources Corp.	3,000	298,800	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	3

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
SandRidge Energy Inc.	80,000	$1,281,600	*
SM Energy Co.	35,000	1,363,250

TOTAL ENERGY		11,203,086

FINANCIALS - 14.3%
Banks - 8.3%
Amerant Bancorp Inc.	15,195	480,010
Berkshire Hills Bancorp Inc.	28,001	811,189
Carter Bankshares Inc.	54,000	937,980	*
Central Pacific Financial Corp.	17,200	479,880
Community Trust Bancorp Inc.	3,600	148,320
Equity Bancshares Inc., Class A Shares	14,300	462,033
Financial Institutions Inc.	15,000	451,950
First BanCorp	99,920	1,310,950
First Commonwealth Financial Corp.	32,646	494,913
First Financial Corp.	9,900	428,472
First Horizon Corp.	40,000	939,600
First Internet Bancorp	9,000	387,090
Flushing Financial Corp.	30,000	670,500
Hancock Whitney Corp.	11,253	586,844
Hanmi Financial Corp.	59,500	1,464,295
Heartland Financial USA Inc.	5,500	263,065
Heritage Financial Corp.	13,000	325,780
HomeStreet Inc.	11,000	521,180
HomeTrust Bancshares Inc.	12,000	354,360
Hope Bancorp Inc.	48,300	776,664
Midland States Bancorp Inc.	21,286	614,314
OFG Bancorp	27,642	736,383
Peoples Bancorp Inc.	15,500	485,305
Umpqua Holdings Corp.	24,000	452,640

Total Banks		14,583,717

Capital Markets - 1.2%
Affiliated Managers Group Inc.	3,000	422,850
Artisan Partners Asset Management Inc., Class A Shares	8,500	334,475
BGC Partners Inc., Class A Shares	130,900	575,960
Evercore Inc., Class A Shares	2,000	222,640
Moelis & Co., Class A Shares	13,000	610,350

Total Capital Markets		2,166,275

Consumer Finance - 1.3%
Curo Group Holdings Corp.	24,000	313,200

See Notes to Schedule of Investments.

4	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - continued
Encore Capital Group Inc.	13,900	$871,947	*
Enova International Inc.	30,000	1,139,100	*

Total Consumer Finance		2,324,247

Insurance - 1.4%
Genworth Financial Inc., Class A Shares	150,000	567,000	*
ProAssurance Corp.	18,000	483,840
Safety Insurance Group Inc.	7,800	708,630
Stewart Information Services Corp.	12,000	727,320

Total Insurance		2,486,790

Thrifts & Mortgage Finance - 2.1%
Flagstar Bancorp Inc.	15,000	636,000
MGIC Investment Corp.	67,000	907,850
Mr. Cooper Group Inc.	13,000	593,710	*
NMI Holdings Inc., Class A Shares	20,000	412,400	*
Radian Group Inc.	52,518	1,166,425

Total Thrifts & Mortgage Finance		3,716,385

Total Financials		25,277,414

HEALTH CARE - 15.7%
Biotechnology - 6.5%
Abeona Therapeutics Inc.	320,000	100,800	*
Achieve Life Sciences Inc.	33,500	253,595	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Aeglea BioTherapeutics Inc.	45,000	103,500	*
Akebia Therapeutics Inc.	120,000	86,148	*
Alector Inc.	21,400	304,950	*
Alkermes PLC	20,300	534,093	*
AnaptysBio Inc.	14,400	356,256	*
Anika Therapeutics Inc.	7,500	188,325	*
Aptevo Therapeutics Inc.	15,400	90,398	*
Aravive Inc.	37,200	71,796	*
Arbutus Biopharma Corp.	45,000	134,100	*
Ardelyx Inc.	300,000	321,000	*
Arrowhead Pharmaceuticals Inc.	2,500	114,975	*
Assembly Biosciences Inc.	55,000	113,300	*
Atara Biotherapeutics Inc.	30,000	278,700	*
Atossa Therapeutics Inc.	70,000	87,500	*
Beyondspring Inc.	18,100	39,820	*
Bluebird Bio Inc.	2,400	11,640	*
Calithera Biosciences Inc.	130,000	52,520	*
Caribou Biosciences Inc.	21,000	192,780	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	5

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - continued
CASI Pharmaceuticals Inc.	355,100	$287,524	*
Celldex Therapeutics Inc.	5,172	176,158	*
Cellectar Biosciences Inc.	140,000	96,292	*
Chimerix Inc.	40,401	185,037	*
Cyclerion Therapeutics Inc.	113,435	125,913	*
CytomX Therapeutics Inc.	50,000	133,500	*
Deciphera Pharmaceuticals Inc.	13,000	120,510	*
Eagle Pharmaceuticals Inc.	8,195	405,571	*
GlycoMimetics Inc.	158,100	180,234	*
Gritstone bio Inc.	40,000	164,800	*
GT Biopharma Inc.	28,000	80,640	*
Homology Medicines Inc.	50,900	154,736	*
Infinity Pharmaceuticals Inc.	110,000	125,400	*
Intercept Pharmaceuticals Inc.	11,000	178,970	*
iTeos Therapeutics Inc.	6,500	209,170	*
Jounce Therapeutics Inc.	35,000	237,650	*
MacroGenics Inc.	7,000	61,670	*
NextCure Inc.	35,000	170,100	*
Novavax Inc.	2,700	198,855	*
PDL BioPharma Inc.	152,500	376,675	*(a)(b)
Pieris Pharmaceuticals Inc.	43,500	131,805	*
Precigen Inc.	50,000	105,500	*
Precision BioSciences Inc.	25,000	77,000	*
Prothena Corp. PLC	9,000	329,130	*
Puma Biotechnology Inc.	35,000	100,800	*
Qualigen Therapeutics Inc.	80,000	52,800	*
RAPT Therapeutics Inc.	12,500	274,875	*
REGENXBIO Inc.	8,200	272,158	*
Rigel Pharmaceuticals Inc.	80,000	239,200	*
Savara Inc.	239,500	313,745	*
Selecta Biosciences Inc.	88,900	109,347	*
Sio Gene Therapies Inc.	80,000	53,600	*
Solid Biosciences Inc.	75,000	90,000	*
Spectrum Pharmaceuticals Inc.	120,000	154,800	*
Synlogic Inc.	100,000	240,000	*
Syros Pharmaceuticals Inc.	63,000	74,970	*
T2 Biosystems Inc.	375,000	196,538	*
Tempest Therapeutics Inc.	15,000	51,000	*
Tracon Pharmaceuticals Inc.	42,900	112,827	*
UNITY Biotechnology Inc.	91,100	102,032	*

See Notes to Schedule of Investments.

6	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - continued
Vanda Pharmaceuticals Inc.	28,000	$316,680	*
Vaxcyte Inc.	7,100	171,465	*
Verastem Inc.	156,500	220,665	*
Vir Biotechnology Inc.	11,000	282,920	*
Viracta Therapeutics Inc.	42,878	204,099	*
Xencor Inc.	6,600	176,088	*

Total Biotechnology		11,559,645

Health Care Equipment & Supplies - 3.8%
Apyx Medical Corp.	53,600	350,008	*
Co-Diagnostics Inc.	35,000	216,300	*
Cutera Inc.	12,000	828,000	*
Electromed Inc.	30,600	380,664	*
Globus Medical Inc., Class A Shares	8,200	604,996	*
iRadimed Corp.	6,300	282,492
Masimo Corp.	2,850	414,789	*
Meridian Bioscience Inc.	16,374	425,069	*
Natus Medical Inc.	16,774	440,821	*
Neogen Corp.	6,000	185,040	*
Quidel Corp.	4,500	506,070	*
Shockwave Medical Inc.	4,800	995,328	*
STAAR Surgical Co.	6,000	479,460	*
Varex Imaging Corp.	18,000	383,220	*
Zynex Inc.	26,400	164,472	*

Total Health Care Equipment & Supplies		6,656,729

Health Care Providers & Services - 3.9%
Addus HomeCare Corp.	5,500	513,095	*
AMN Healthcare Services Inc.	7,000	730,310	*
Ensign Group Inc.	18,000	1,620,180
Fulgent Genetics Inc.	6,400	399,424	*
Hanger Inc.	24,000	439,920	*
InfuSystem Holdings Inc.	18,000	176,400	*
Joint Corp.	15,000	530,850	*
Owens & Minor Inc.	12,000	528,240
Tenet Healthcare Corp.	12,000	1,031,520	*
Tivity Health Inc.	31,000	997,270	*

Total Health Care Providers & Services		6,967,209

Life Sciences Tools & Services - 0.1%
Pacific Biosciences of California Inc.	12,000	109,200	*

Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals Inc.	13,000	466,700	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	7

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Assertio Holdings Inc.	75,000	$215,250	*
Atea Pharmaceuticals Inc.	22,800	164,616	*
Cara Therapeutics Inc.	20,000	243,000	*
Clearside Biomedical Inc.	110,000	251,900	*
Innoviva Inc.	24,500	474,075	*
Iterum Therapeutics PLC	377,900	134,154	*
Seelos Therapeutics Inc.	110,000	92,158	*
Theravance Biopharma Inc.	15,000	143,400	*
VYNE Therapeutics Inc.	140,000	91,014	*
WaVe Life Sciences Ltd.	65,100	130,200	*

Total Pharmaceuticals		2,406,467

TOTAL HEALTH CARE		27,699,250

INDUSTRIALS - 15.7%
Aerospace & Defense - 0.6%
AAR Corp.	15,000	726,450	*
Astronics Corp.	20,000	258,600	*

Total Aerospace & Defense		985,050

Airlines - 0.0%††
SkyWest Inc.	3,200	92,320	*

Building Products - 0.8%
Alpha Pro Tech Ltd.	26,500	111,300	*
Caesarstone Ltd.	19,200	201,984
Masonite International Corp.	13,200	1,174,008	*

Total Building Products		1,487,292

Commercial Services & Supplies - 1.0%
CoreCivic Inc.	51,600	576,372	*
GEO Group Inc.	35,000	231,350	*
Healthcare Services Group Inc.	22,000	408,540
Pitney Bowes Inc.	60,000	312,000
Steelcase Inc., Class A Shares	15,000	179,250

Total Commercial Services & Supplies		1,707,512

Construction & Engineering - 1.2%
Argan Inc.	12,693	515,209
Dycom Industries Inc.	8,000	762,080	*
MYR Group Inc.	4,500	423,180	*
Orion Group Holdings Inc.	150,000	372,000	*

Total Construction & Engineering		2,072,469

Electrical Equipment - 0.2%
GrafTech International Ltd.	38,600	371,332

See Notes to Schedule of Investments.

8	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 2.4%
Briggs & Stratton Corp.	158,200	$0	*(a)(b)(c)
Greenbrier Cos. Inc.	16,700	860,217
Manitowoc Co. Inc.	35,000	527,800	*
Meritor Inc.	25,000	889,250	*
Terex Corp.	18,000	641,880
Titan International Inc.	88,400	1,302,132	*

Total Machinery		4,221,279

Professional Services - 3.1%
Barrett Business Services Inc.	2,400	185,928
CRA International Inc.	7,000	589,820
Exponent Inc.	5,500	594,275
FTI Consulting Inc.	4,900	770,378	*
Heidrick & Struggles International Inc.	11,000	435,380
Insperity Inc.	10,800	1,084,536
Kforce Inc.	18,000	1,331,460
TrueBlue Inc.	19,949	576,327	*

Total Professional Services		5,568,104

Road & Rail - 1.2%
ArcBest Corp.	8,000	644,000
Covenant Logistics Group Inc.	23,000	495,190
Werner Enterprises Inc.	24,000	984,000

Total Road & Rail		2,123,190

Trading Companies & Distributors - 5.2%
BlueLinx Holdings Inc.	15,000	1,078,200	*
Boise Cascade Co.	8,000	555,760
Herc Holdings Inc.	8,000	1,336,720
MRC Global Inc.	70,000	833,700	*
NOW Inc.	100,000	1,103,000	*
Rush Enterprises Inc., Class A Shares	17,000	865,470
Textainer Group Holdings Ltd.	20,000	761,400
Titan Machinery Inc.	15,000	423,900	*
Triton International Ltd.	14,000	982,520
Veritiv Corp.	9,500	1,269,105	*

Total Trading Companies & Distributors		9,209,775

TOTAL INDUSTRIALS		27,838,323

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.3%
ADTRAN Inc.	29,000	535,050
Applied Optoelectronics Inc.	52,000	189,800	*
EMCORE Corp.	67,700	250,490	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	9

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Communications Equipment - continued
Extreme Networks Inc.	45,000	$549,450	*
NETGEAR Inc.	13,038	321,778	*
NetScout Systems Inc.	14,500	465,160	*

Total Communications Equipment		2,311,728

Electronic Equipment, Instruments & Components - 1.5%
Arlo Technologies Inc.	67,300	596,278	*
Avnet Inc.	6,000	243,540
Sanmina Corp.	12,000	485,040	*
ScanSource Inc.	18,500	643,615	*
TTM Technologies Inc.	32,000	474,240	*
Vishay Intertechnology Inc.	12,000	235,200

Total Electronic Equipment, Instruments & Components		2,677,913

IT Services - 1.3%
Alliance Data Systems Corp.	5,500	308,825
ExlService Holdings Inc.	7,500	1,074,525	*
Grid Dynamics Holdings Inc.	29,500	415,360	*
LiveRamp Holdings Inc.	12,000	448,680	*

Total IT Services		2,247,390

Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology Inc.	57,937	1,258,392
Axcelis Technologies Inc.	16,600	1,253,798	*
Cirrus Logic Inc.	8,000	678,320	*
Everspin Technologies Inc.	35,000	304,850	*
Kulicke & Soffa Industries Inc.	12,000	672,240
Lattice Semiconductor Corp.	4,200	255,990	*
Photronics Inc.	40,000	678,800	*
SunPower Corp.	24,000	515,520	*

Total Semiconductors & Semiconductor Equipment		5,617,910

Software - 7.3%
A10 Networks Inc.	51,400	717,030
Alarm.com Holdings Inc.	7,500	498,450	*
Box Inc., Class A Shares	55,543	1,614,080	*
ChannelAdvisor Corp.	18,000	298,260	*
CommVault Systems Inc.	12,633	838,199	*
Domo Inc., Class B Shares	6,000	303,420	*
eGain Corp.	30,900	357,822	*
HubSpot Inc.	1,000	474,940	*
Manhattan Associates Inc.	7,000	970,970	*
Paylocity Holding Corp.	4,300	884,811	*
Qualys Inc.	7,600	1,082,316	*

See Notes to Schedule of Investments.

10	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - continued
Sprout Social Inc., Class A Shares	7,000	$560,840	*
SPS Commerce Inc.	6,200	813,440	*
Tenable Holdings Inc.	17,000	982,430	*
Varonis Systems Inc.	11,800	560,972	*
Workiva Inc.	12,300	1,451,400	*
Zuora Inc., Class A Shares	36,000	539,280	*

Total Software		12,948,660

Technology Hardware, Storage & Peripherals - 0.3%
Stratasys Ltd.	18,000	457,020	*

TOTAL INFORMATION TECHNOLOGY		26,260,621

MATERIALS - 3.1%
Chemicals - 0.7%
AdvanSix Inc.	18,000	919,620
American Vanguard Corp.	19,200	390,144

Total Chemicals		1,309,764

Metals & Mining - 1.9%
Alcoa Corp.	14,000	1,260,420
Haynes International Inc.	14,200	604,920
McEwen Mining Inc.	343,000	288,703	*
SunCoke Energy Inc.	136,000	1,211,760

Total Metals & Mining		3,365,803

Paper & Forest Products - 0.5%
Resolute Forest Products Inc.	63,900	824,949

TOTAL MATERIALS		5,500,516

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Apple Hospitality REIT Inc.	50,000	898,500
Braemar Hotels & Resorts Inc.	50,000	309,000
Chatham Lodging Trust	37,200	512,988	*
DiamondRock Hospitality Co.	98,311	992,941	*
Hersha Hospitality Trust	100,000	908,000	*
Outfront Media Inc.	27,000	767,610
Pebblebrook Hotel Trust	26,000	636,480
Piedmont Office Realty Trust Inc., Class A Shares	35,500	611,310
RLJ Lodging Trust	42,097	592,726
Sabra Health Care REIT Inc.	25,000	372,250
Summit Hotel Properties Inc.	49,418	492,203	*
Sunstone Hotel Investors Inc.	79,219	933,200	*
Xenia Hotels & Resorts Inc.	13,000	250,770	*

Total Equity Real Estate Investment Trusts (REITs)		8,277,978

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	11

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Real Estate Management & Development - 2.8%
Cushman & Wakefield PLC		34,000	$697,340	*
Douglas Elliman Inc.		33,000	240,900
eXp World Holdings Inc.		20,000	423,400
Forestar Group Inc.		33,000	586,080	*
Jones Lang LaSalle Inc.		2,919	698,984	*
Marcus & Millichap Inc.		14,039	739,575
Newmark Group Inc., Class A Shares		41,500	660,680
RE/MAX Holdings Inc., Class A Shares		5,050	140,036
Realogy Holdings Corp.		52,000	815,360	*

Total Real Estate Management & Development			5,002,355

TOTAL REAL ESTATE			13,280,333

UTILITIES - 3.2%
Electric Utilities - 2.4%
ALLETE Inc.		11,000	736,780
IDACORP Inc.		7,700	888,272
Otter Tail Corp.		6,000	375,000
PNM Resources Inc.		16,000	762,720
Portland General Electric Co.		25,500	1,406,325

Total Electric Utilities			4,169,097

Gas Utilities - 0.6%
National Fuel Gas Co.		7,300	501,510
Northwest Natural Holding Co.		10,400	537,888

Total Gas Utilities			1,039,398

Water Utilities - 0.2%
Consolidated Water Co. Ltd.		35,000	387,100

TOTAL UTILITIES			5,595,595

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST - $150,183,532)			174,321,935

RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class
(Cost - $1,813,731)	0.172%	1,813,731	1,813,731

TOTAL INVESTMENTS - 99.6% (Cost - $151,997,263)			176,135,666
Other Assets in Excess of Liabilities - 0.4%			657,447

TOTAL NET ASSETS - 100.0%			$176,793,113

See Notes to Schedule of Investments.

12	Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2022 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

14

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$5,985,107	—	$0	*	$5,985,107
Health Care	27,322,575	—	376,675		27,699,250
Industrials	27,838,323	—	0	*	27,838,323
Other Common Stocks	112,799,255	—	—		112,799,255

Total Long-Term Investments	173,945,260	—	376,675		174,321,935

Short-Term Investments†	1,813,731	—	—		1,813,731

Total Investments	$175,758,991	—	$376,675		$176,135,666

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

16